Summary of Significant Accounting Policies - Owned and Leased Mineral Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depletion	$ 8.4	$ 7.3	$ 7.4
Minimum
Property, Plant and Equipment [Line Items]
Mineral rights, lease term	10 years
Maximum
Property, Plant and Equipment [Line Items]
Mineral rights, lease term	50 years